Equity - Summary of Classes of Preferred and Common Shares Outstanding (Detail) - CAD ($) $ in Millions				9 Months Ended
	Jun. 27, 2019	Apr. 17, 2019	Mar. 29, 2019	Jul. 31, 2019	Apr. 30, 2019	Oct. 31, 2018	Jul. 31, 2018	Apr. 30, 2018	Oct. 31, 2017
Disclosure of classes of share capital [line items]
Balance at End of Period				$ 50,643	$ 49,395	$ 45,721	$ 44,748
Common shares [member]
Disclosure of classes of share capital [line items]
Balance at End of Period				639,035,737		639,329,625
Balance at End of Period				$ 12,958	12,939	$ 12,929	12,924	$ 12,926	$ 13,032
Ordinary and preference shares [member]
Disclosure of classes of share capital [line items]
Balance at End of Period				0
Balance at End of Period				$ 18,306		$ 17,269
Class B Series 25 [member]
Disclosure of classes of share capital [line items]
Balance at End of Period				9,425,607		9,425,607
Balance at End of Period				$ 236		$ 236
Convertible into				Class B - Series 26
Class B Series 26 [member]
Disclosure of classes of share capital [line items]
Balance at End of Period				2,174,393		2,174,393
Balance at End of Period				$ 54		$ 54
Convertible into				Class B - Series 25
Class B Series 27 [member]
Disclosure of classes of share capital [line items]
Balance at End of Period				20,000,000		20,000,000
Balance at End of Period				$ 500		$ 500
Convertible into			Class B - Series 28	Class B - Series 28
Class B Series 29 [member]
Disclosure of classes of share capital [line items]
Balance at End of Period				16,000,000		16,000,000
Balance at End of Period				$ 400		$ 400
Convertible into	Class B - Series 30			Class B - Series 30
Class B Series 31 [member]
Disclosure of classes of share capital [line items]
Balance at End of Period				12,000,000		12,000,000
Balance at End of Period				$ 300		$ 300
Convertible into				Class B - Series 32
Class B Series 33 [member]
Disclosure of classes of share capital [line items]
Balance at End of Period				8,000,000		8,000,000
Balance at End of Period				$ 200		$ 200
Convertible into				Class B - Series 34
Class B Series 35 [member]
Disclosure of classes of share capital [line items]
Balance at End of Period				6,000,000		6,000,000
Balance at End of Period				$ 150		$ 150
Convertible into				Not convertible
Class B Series 36 [member]
Disclosure of classes of share capital [line items]
Balance at End of Period				600,000		600,000
Balance at End of Period				$ 600		$ 600
Convertible into				Class B - Series 37
Class B Series 38 [member]
Disclosure of classes of share capital [line items]
Balance at End of Period				24,000,000		24,000,000
Balance at End of Period				$ 600		$ 600
Convertible into				Class B - Series 39
Class B Series 40 [member]
Disclosure of classes of share capital [line items]
Balance at End of Period				20,000,000		20,000,000
Balance at End of Period				$ 500		$ 500
Convertible into				Class B - Series 41
Class B Series 42 [member]
Disclosure of classes of share capital [line items]
Balance at End of Period				16,000,000		16,000,000
Balance at End of Period				$ 400		$ 400
Convertible into				Class B - Series 43
Class B Series 44 [member]
Disclosure of classes of share capital [line items]
Balance at End of Period				16,000,000		16,000,000
Balance at End of Period				$ 400		$ 400
Convertible into				Class B - Series 45
Class B Series 46 Preferred Shares [member]
Disclosure of classes of share capital [line items]
Balance at End of Period				14,000,000
Balance at End of Period				$ 350
Convertible into		Class B - Series 47		Class B - Series 47
Preferred shares [member]
Disclosure of classes of share capital [line items]
Balance at End of Period				0
Balance at End of Period				$ 5,348	$ 4,690	$ 4,340	$ 4,240	$ 4,240	$ 4,240
Other Equity Instrument [member]
Disclosure of classes of share capital [line items]
Balance at End of Period				$ 658